Financial instruments - additional information - Credit risk (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Credit risk
Financial assets not past due or impaired due to renegotiation of terms	£ 22	£ 27
Past due date but not impaired
Credit risk
Loans and receivables	23	27
Past due date but not impaired | Less than one year past due date
Credit risk
Loans and receivables	£ 17	£ 20